Common shares (Details Narrative)		1 Months Ended
	Oct. 01, 2023 USD ($)	Nov. 24, 2025 CAD ($) $ / shares shares	Jan. 25, 2023 CAD ($) $ / shares shares	Dec. 22, 2022 CAD ($) $ / shares shares	Dec. 31, 2025 shares
Shares Price | $ / shares		$ 0.40	$ 0.195	$ 0.195
Shares issued | shares		7,050,500	8,510,000	1,148,282
Share proceeds received amount		$ 2,821,272	$ 1,659,450	$ 223,915
Purchase of common stock related costs		$ 44,104	$ 37,393	$ 7,732
Consultant [Member]
Shares issued | shares					634,439
Compensation per month	$ 16,000